Restructuring Costs The composition of restructuring expenses (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 28, 2013	Jun. 29, 2012	Mar. 29, 2013	Mar. 30, 2012	Apr. 01, 2011
Restructuring costs	$ 7	$ 27	$ 264	$ 140	$ 0
GBS
Restructuring costs	9
GIS
Restructuring costs	0
NPS
Restructuring costs	0		13
Corporate [Member]
Restructuring costs	(2)		22
Restructuring Plan Fiscal 2012 Plan [Member]
Restructuring costs	0	27	31	140
Restructuring Plan Fiscal 2012 Plan [Member] | GBS
Restructuring costs		14
Restructuring Plan Fiscal 2012 Plan [Member] | GIS
Restructuring costs		13
Restructuring Plan Fiscal 2012 Plan [Member] | NPS
Restructuring costs		0	0	1
Restructuring Plan Fiscal 2012 Plan [Member] | Corporate [Member]
Restructuring costs		$ 0	$ 0	$ 0